Financial Risk Management - Credit Risk - Aggregate Gross Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Assets	$ 74,054.0	$ 70,508.5
Significant unobservable inputs (Level 3)
Disclosure of credit risk exposure [line items]
Assets	5,176.8
Private Placement Debt Securities [Member] | Significant unobservable inputs (Level 3) | Market approach
Disclosure of credit risk exposure [line items]
Assets	775.4	232.0
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,211.8	43,057.9
Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,920.6	10,703.6
U.S. sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,058.4	5,610.8
Other sovereign government rated AA/Aa or higher | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	311.2	1,090.4
All other sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	649.3	1,230.0
Canadian provincials | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	49.9	2.9
U.S. states and municipalities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	378.2	216.5
Corporate and other(4)(5) | AA/Aa
Disclosure of credit risk exposure [line items]
Debt instruments held	875.3
Corporate and other(4)(5) | BBB/Baa
Disclosure of credit risk exposure [line items]
Debt instruments held	1,601.4
Corporate and other(4)(5) | BB/Ba
Disclosure of credit risk exposure [line items]
Debt instruments held	242.6
Corporate and other(4)(5) | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 11,848.3	$ 8,164.8
Corporate and other(4)(5) | Credit risk | Low Risk Level
Disclosure of credit risk exposure [line items]
Risk exposure percentage	27.40%	20.90%
Receivable from counterparties to derivative contracts | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 222.4	$ 85.2
Insurance contract receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,816.1	5,435.0
Recoverable from reinsurers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,533.2	9,155.8
Other assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,424.2	1,362.9
Bonds | Canada
Disclosure of credit risk exposure [line items]
Bonds issued by government	16.5	664.4
Bonds | HONG KONG
Disclosure of credit risk exposure [line items]
Bonds issued by government	58.7	105.9
Bonds | SINGAPORE
Disclosure of credit risk exposure [line items]
Bonds issued by government	95.7	99.4
Bonds | Australia
Disclosure of credit risk exposure [line items]
Bonds issued by government	42.0	89.0
Bonds | India
Disclosure of credit risk exposure [line items]
Bonds issued by government	22.5	519.0
Bonds | Spain
Disclosure of credit risk exposure [line items]
Bonds issued by government	233.9	218.2
Bonds | Poland
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 128.7	$ 149.6
Bonds | Credit risk | Low Risk Level
Disclosure of credit risk exposure [line items]
Risk exposure percentage	7.80%	17.20%